Trade Receivables	12 Months Ended
Dec. 31, 2018
Trade and other current receivables [abstract]
Trade Receivables	Note 7 – Trade Receivables
	As at December 31,
	2018	2017
	$ Thousands
Trade receivables	35,548	44,137
The Group’s exposure to credit risk is detailed in Note 30 “Financial Instruments”.